WARRANTS	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
WARRANTS

NOTE 10. WARRANTS

As of June 30, 2026, and December 31, 2025, the Company had no outstanding warrants. There were no warrant issuances, exercises, or expirations during the three and six months ended June 30, 2026.

WARRANTS

NOTE 13. WARRANTS

On January 27, 2022, in connection with the AJB Capital promissory note, the Company issued 1,000,000 three-year cash warrants (“AJB Warrants”) priced at $0.30 per share, together with 2,214,286 shares of Common Stock valued at $71,521, as the incentive fee upon execution of the agreement.

The AJB Warrants were fully redeemed on December 27, 2023, pursuant to a warrant redemption agreement on the following terms: (i) cash payment of $100,000 paid at execution; (ii) a second cash payment of $100,000 paid on or before January 26, 2024; and (iii) the issuance of 5,000,000 restricted shares of Common Stock on January 2, 2024, valued at $90,000. All obligations under the warrant redemption agreement were satisfied in full by January 2024.

At December 31, 2025, and 2024, there were no warrants issued or outstanding. The Company has no equity compensation plans under which warrants or options are currently authorized for issuance.